Concentration of Credit Risk and Significant Customers	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
Concentration of Credit Risk and Significant Customers	Concentration of Credit Risk and Significant CustomersThe Company manages its credit risk associated with exposure to distributors and direct customers on outstanding accounts receivable through the application of credit approvals and other monitoring procedures. Credit sales, which are mainly on credit terms of 30 to 60 days, are only made to customers who meet the Company's credit standards, while sales to new customers or customers with low credit ratings are usually made on an advance payment basis. The Company closely monitors the aging of accounts receivable from its distributors and direct customers, and regularly reviews their financial positions, where available.
Significant customers are those that represent 10% or more of revenue or accounts receivable and are set forth in the following table:

	Revenue for the Three Months Ended March 31,		Accounts Receivable As of
	2020	2019	March 31, 2020	December 31, 2019
Customer A	*	30.6%	*	*
Customer B	*	20.1%	*	*
Customer C	31.3%	*	53.3%	60.0%
Customer D	53.2%	32.3%	32.3%	20.4%
* Less than 10% of total

Customer B and C are related parties and Customer D is a government agency. See Note 11 - Related Party Transactions.
Concentration of Credit Risk and Significant CustomersThe Company manages its credit risk associated with exposure to distributors and direct customers on outstanding accounts receivable through the application of credit approvals and other monitoring procedures. Credit sales, which are mainly on credit terms of 30 to 60 days, are only made to customers who meet the Company's credit standards, while sales to new customers or customers with low credit ratings are usually made on an advance payment basis. The Company closely monitors the aging of accounts receivable from its distributors and direct customers, and regularly reviews their financial positions, where available.
Significant customers are those that represent 10% or more of revenue or accounts receivable and are set forth in the following:

	Revenue for the Year Ended December 31,		Accounts Receivable As of December 31,
	2019	2018	2019	2018
Customer A	*	44.0%	*	22.7%
Customer B	*	17.6%	*	43.7%
Customer C	*	16.0%	*	*
Customer D	79.6%	*	60.0%	19.3%
Customer E	13.3%	*	20.4%	*

* Less than 10% of total

Customer B and D are related parties and customer E is a government agency. See Note 17 - Related Party Transactions for more information.